Inventory (Schedule Of Product Inventories) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Inventory [Abstract]
Raw materials		$ 10.0
Work-in-process		6.0
Finished goods	23.8	23.0
Product inventories	$ 23.8	$ 39.0